CORPORATE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Transactions with Associates and Joint Ventures
Related party transactions	2017	2016
Short-term benefits	19	19
Post-employment benefits	2	2
Share-based payments	31	24

Principal subsidiaries, associates and joint ventures

Principal subsidiaries, associates and joint ventures
	Relationship/			Method of
	Ownership	Location	Principal activity	accounting
Agrium Canada Partnership	Subsidiary, 100%	Canada	Manufacturer and distributor	Consolidation
of crop nutrients
Agrium Potash Ltd.	Subsidiary, 100%	Canada	Manufacturer and distributor	Consolidation
of crop nutrients
Agrium U.S. Inc.	Subsidiary, 100%	United States	Manufacturer and distributor	Consolidation
of crop nutrients
Agroservicios Pampeanos S.A.	Subsidiary, 100%	Argentina	Crop input retailer	Consolidation
Cominco Fertilizer Partnership	Subsidiary, 100%	United States	Manufacturer and distributor	Consolidation
of crop nutrients
Crop Production Services, Inc.	Subsidiary, 100%	United States	Crop input retailer	Consolidation
Crop Production Services	Subsidiary, 100%	Canada	Crop input retailer	Consolidation
(Canada) Inc.
Landmark Operations Ltd.	Subsidiary, 100%	Australia	Crop input retailer	Consolidation
Loveland Products Inc.	Subsidiary, 100%	United States	Crop input developer and	Consolidation
retailer
Misr Fertilizers Production	Associate, 26%	Egypt	Manufacturer and distributor	Equity method
Company S.A.E.			of crop nutrients
Profertil S.A.	Joint venture, 50%	Argentina	Manufacturer and distributor	Equity method
of crop nutrients